Reverse Mortgage Funding, LLC RBIT 2022-HB2 Due Diligence Review

October 3, 2022

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Reverse Mortgage Funding LLC, RBIT 2022-HB2 Due Diligence

Review Results

Summary

AMC Diligence, LLC (“AMC”) reviewed a population of 1,147 Home Equity Conversion Mortgage loans (“HECMs”) owned by Reverse Mortgage Funding LLC (“RMF” or “Client”). Each HECM is sub-serviced by Compu-Link Corporation dba Celink (“Celink” or the “sub-servicer”). The reviews included review of data, documentation and images provided by the Client or Sub-Servicer, validation of key servicing system data, and confirmation of FHA Mortgage Insurance as of August 31, 2022 (the “Cut-off Date”). It also included data driven lien searches on all Texas properties and ordering Broker Price Opinions (“BPOs”) for certain assets, as described herein. The procedures followed during AMC’s review (the “Review”) and the results of the Review are detailed below.

Sample selections were grossed up by 20% from original statistical sample sizes to preserve levels of statistical significance in the event of drops from the securitization population after the commencement of due diligence. The population for securitization is 1,147 HECMs (the “Securitization Population”).

Procedures

Obtain a data tape from RMF, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the below fields in the sub-servicer’s servicing system of record agree to the data tape.
•	MIP Rate
•	Current UPB
•	Current Interest Rate
•	Loan Status
•	Borrower 1 First Name
•	Borrower 1 Last Name
•	Borrower 1 DOB
•	Borrower 2 First Name
•	Borrower 2 Last Name
•	Borrower 2 DOB
•	Current Life Expectancy Set-Aside Amount
•	Property City
•	Property State
•	Property Zip
•	Property Unit Count
•	Property Type
•	Marketable Title Date

b.	If the below fields from the original document of record, HUD’s “HERMIT” system, HUD documents or combination of systems agree with the data tape.
•	Maximum Claim Amount
•	Original Note Rate
•	Margin (on adjustable rate loans)
•	Index (on adjustable rate loans)
•	Debenture Rate
•	Closing Date
•	FHA Case Number
•	Called Due Date

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Reverse Mortgage Funding LLC, RBIT 2022-HB2 Due Diligence

•	UPB at Called Due Date
•	Foreclosure First Legal Date

DATA INTEGRITY REVIEW RESULTS SUMMARY

Data Integrity (From data tape to servicing system of record)

MIP Rate

From a sample of 346 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the MIP Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Current UPB

From a sample of 346 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the current UPB represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Current Interest Rate

From a sample of 346 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Interest Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Loan Status

From a sample of 346 HECMs, AMC reviewed the servicing system screenshot or servicing system transaction history containing loan status effective dates as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 1 First Name

From a sample of 346 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 1 Last Name

From a sample of 346 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 1 DOB

From a sample of 346 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 First Name

From a sample of 346 HECMs, AMC identified 128 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 128 HECMs and compared the Borrower 2 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 Last Name

From a sample of 346 HECMs, AMC identified 128 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 128 HECMs and compared the Borrower 2 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

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Reverse Mortgage Funding LLC, RBIT 2022-HB2 Due Diligence

Borrower 2 DOB

From a sample of 346 HECMs, AMC identified 128 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 128 HECMs and compared the Borrower 2 DOB represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Current Life Expectancy Set-Aside Amount

From a sample of 346 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Life Expectancy Set-Aside Amount represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property City

From a sample of 346 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property City represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property State

From a sample of 346 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property State represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property Zip

From a sample of 346 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Zip represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified one (1) exception that was later cleared with a data tape update. There were no other exceptions noted.

Property Unit Count

From a sample of 346 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Unit Count represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property Type

From a sample of 346 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Type represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Marketable Title Date

From a sample of 346 HECMs, AMC identified seven (7) HECMs with marketable title dates. AMC reviewed servicing system screen shots or the servicing system for the seven (7) HECMs and compared the marketable title date represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified one (1) exception that was later cleared with a data tape update. There were no other exceptions noted.

Data Integrity (From data tape to original document of record)

Max Claim Amount

From a sample of 346 HECMs, AMC reviewed HERMIT screen shots from the sub-servicer and compared the Max Claim Amount represented in the screen shot to the data tape provided by RMF. There were no exceptions noted.

Original Note Rate

From a sample of 346 HECMs, AMC reviewed the original Note, provided by RMF or retrieved by AMC from Celink’s servicing system. AMC compared the Note Rate represented in the Note to the Note Rate on the data tape provided by RMF. There were no exceptions noted.

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Reverse Mortgage Funding LLC, RBIT 2022-HB2 Due Diligence

Margin (on adjustable rate HECMs)

From a sample of 346 HECMs, AMC identified 218 HECMs with adjustable-rate features. AMC reviewed the Original Note provided by RMF or retrieved by AMC from Celink’s servicing system for the 218 HECMs. AMC compared the Margin represented in the Note to the Margin represented in the data tape provided by RMF. There were no exceptions noted.

Index (on adjustable rate HECMs)

From a sample of 346 HECMs, AMC identified 218 HECMs with adjustable-rate features. AMC reviewed the Original Note provided by RMF or retrieved by AMC from Celink’s servicing system for the 218 HECMs. AMC compared the Index represented in the Note to the Index represented in the data tape provided by RMF. There were no exceptions noted.

Debenture Rate

From a sample of 346 HECMs, AMC reviewed HERMIT screen shots from the sub-servicer to determine the endorsement date and looked up the corresponding debenture interest rate to Mortgagee Debenture Interest Rates published by HUD. AMC compared the debenture rate to the tape data. There were no exceptions noted.

Closing Date

From a sample of 346 HECMs, AMC reviewed HERMIT screen shots or HUD settlement documents from the sub-servicer to determine the closing date recognized by HUD and compared the date to the tape data. There were no exceptions noted.

FHA Case Number

From a sample of 346 HECMs, AMC reviewed HERMIT screen shots from the sub-servicer and compared the FHA Case Number represented in the screen shot to the data tape provided by RMF. There were no exceptions noted.

Called Due Date

From a sample of 346 HECMs, AMC identified 180 HECMs with a Called Due Date. AMC reviewed a screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee to identify the Called Due Date. There was one (1) exception noted.

UPB at Called Due Date

From a sample of 346 HECMs, AMC identified 180 HECMs with a UPB at Called Due Date. AMC reviewed a screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee to identify the Called Due Date. AMC compared the source documentation to the Called Due Date on the data tape. If the dates matched, AMC looked up the UPB as of that date in the servicing system payment history or prior servicer’s payment history record if servicing of the loan had been transferred from a prior servicer to RMF. AMC compared the UPB represented in the servicing system at the time of the Called Due Date to the UPB at Called Due Date field in the data tape. There was one (1) exception noted.

Foreclosure First Legal Date

From a sample of 346 HECMs, AMC identified 113 HECMs with a Foreclosure First Legal Date. AMC reviewed the 113 HECMs utilizing imaged copies of foreclosure complaints, Notices of Default, and other first legal evidence relevant to the foreclosure action and compared the Foreclosure First Legal Date to the data tape provided by RMF. There were no exceptions noted.

Valuation Integrity

AMC selected and reviewed 311 of the most recent appraisals on a sample of inactive HECMs found in the Securitization Population validating the date and amount from the imaged appraisal to the sub-servicer’s servicing system data. AMC identified thirty-eight (38) HECMs with variances. Thirty-eight (38) exceptions were subsequently cleared when RMF provided an updated data tape. There were no other exceptions noted.

AMC did not review the appraisals provided in order to ascertain the validity of any values. AMC makes no representations or warranties about the underlying value of the property.

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Reverse Mortgage Funding LLC, RBIT 2022-HB2 Due Diligence

Obtain and review FHA reporting from RMF and determine that all HECMs have FHA insurance coverage.

AMC evaluated FHA coverage on 1,147 assets in the Securitization Population. On September 13, 2022, AMC observed RMF via webcast retrieve an Excel export from the HERMIT system of applicable RMF HECMs considered as part of the Securitization Population. The reports retrieved included the endorsement status as of the webcast retrieval date. RMF then saved and transmitted the report directly to AMC for review. There were no exceptions identified and AMC confirmed that all HECMs were in an insured status as of the date of the review.

Obtain a data tape from RMF with respect to the Securitization Population, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the primary borrower was sixty-two (62) years of age or older at the time of closing based upon documents validating age in the imaging system.

From a sample of 346 HECMs in the Securitization Population, AMC reviewed imaged HECM loan files to verify a proof of age was provided by the borrower at origination, was available in the imaged loan file, and that the borrower was sixty-two (62) years of age or older at the time of closing. AMC was unable to verify the primary borrower’s age with respect to one (1) HECM where the required source document was missing. There were no other exceptions noted.

OTHER

Value of collateral securing the assets: review and methodology.

Obtain the most recent valuations report on inactive HECMs including date of valuation, type, and amount, and

a.       Identify HECMs with property valuations twenty-four (24) or more months old. Select a statistical sample of HECMs at the 95% confidence level and 5% confidence interval, randomly select loans from the data tape to satisfy the sample, and order Broker Price Opinions. Compare results received versus the most recent valuation product received on the loan.

BPOs were ordered on a sample of 151 inactive HECMs in the Securitization Population based on the statistical sampling requirements. The results of the 148 BPOs received have been provided to RMF. There were three (3) BPOs that could not be completed by the vendor within the allotted time for this review.

Please note that AMC did not review the BPOs in order to ascertain the validity of any values and AMC makes no representations or warranties about the underlying value of the property.

b.       Select a statistical sample of HECMs at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the value and valuation date in the servicing system match those found in the imaged copy valuation.

AMC selected and reviewed 311 of the most recent appraisals on a sample of inactive HECMs found in the Securitization Population validating the date and amount from the imaged appraisal to the sub-servicer’s servicing system data.

AMC did not review the appraisals provided in order to ascertain the validity of any values. AMC makes no representations or warranties about the underlying value of the property.

Tax Liens

Conduct a lien search on all inactive Texas properties to identify any properties with liens placed by Property Tax Lenders

a.	AMC will review the searches to determine if lien is indeed in first position and if the lien search information matches the title information in the loan file. The lien search results were provided to RMF to confirm that no lien exceptions were indicated.

As part of the due diligence services, RMF provided AMC with identifying data on forty-eight (48) HECMs related to Texas properties in the Securitization Population and AMC obtained a lien alert report from a third-party vendor for these HECMs. No critical exceptions related to lien position were identified.

AMC does not represent or warranty as to the accuracy of the underlying lien search. The findings presented here only summarize those of the search that was ordered and performed by an independent third party vendor.

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